Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED december 16, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452104 (4/14)